                         SUPPLEMENT DATED MAY 1, 2001
                                      TO
                        PROSPECTUSES DATED MAY 1, 2001

This supplement is intended to be distributed with prospectuses dated May 1, 2001 for the following variable life insurance policies that are issued by John Hancock Variable Life Insurance Company and that are delivered or issued for delivery in the states specified:

     .    Majestic Variable Universal Life 98 (MASSACHUSETTS ONLY)
     . Majestic Variable Estate Protection 98 (MASSACHUSETTS, MARYLAND AND TEXAS ONLY)
     .    Variable Master Plan Plus (TEXAS ONLY)

Notwithstanding any language in the prospectus to the contrary, the following shall apply:

     (a) The Guaranteed Minimum Death Benefit feature will apply only during the first five Policy years.
     (b) There is no option to extend the Guaranteed Minimum Death Benefit feature beyond the first five Policy years and, as a consequence, there can be no Guaranteed Minimum Death Benefit Charge assessed under the Policy.

                         SUPPLEMENT DATED MAY 1, 2001

                                      TO

                        PROSPECTUSES DATED MAY 1, 2001




This Supplement is intended to be distributed with prospectuses dated May 1, 2001 for certain variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("Product Prospectuses"). The variable life insurance policies involved currently bear the title "MAJESTIC VARIABLE ESTATE PROTECTION," "MAJESTIC VARIABLE ESTATE PROTECTION 98," "MAJESTIC VARIABLE UNIVERSAL LIFE," "MAJESTIC VARIABLE UNIVERSAL LIFE 98," "MEDALLION EXECUTIVE VARIABLE LIFE," "MEDALLION EXECUTIVE VARIABLE LIFE II," "MEDALLION EXECUTIVE VARIABLE LIFE III," "MEDALLION VARIABLE UNIVERSAL LIFE PLUS," "MEDALLION VARIABLE UNIVERSAL LIFE EDGE," "VARIABLE ESTATE PROTECTION," "VARIABLE ESTATE PROTECTION II," or "VARIABLE MASTER PLAN PLUS."



You should disregard the Fidelity/(R)/ Variable Insurance Products Initial Class prospectuses that are attached to the Product Prospectuses.

This supplement is accompanied with prospectuses dated April 30, 2001 for the following:

     . Fidelity/(R)/ Variable Insurance Products Service Class - Growth
       Portfolio

     . Fidelity/(R)/ Variable Insurance Products Service Class -
       Contrafund/(R)/ Portfolio

THESE SERIES FUND PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS FOR THE FIDELITY VIP GROWTH AND FIDELITY VIP CONTRAFUND/(R)/ INVESTMENT OPTIONS. BE SURE TO READ THE PROSPECTUS BEFORE SELECTING THE CORRESPONDING INVESTMENT OPTION.